Appendix 4 Additional Information on Financial Debt - Summary of Other liabilities by company (Detail) - Undiscounted Cash Flow - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		$ 59,213	$ 6,624		$ 94,282
Other non-current liabilities		253,760	60,757		273,578
Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		14,941	1,083		20,610
Later than three months [member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		44,272	5,541		73,672
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		52,259	6,006		80,717
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		46,055	5,676		59,924
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		55,047	5,234		45,861
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		39,228	4,634		30,951
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		$ 61,171	$ 39,207		56,127
Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		10.84%	12.05%	11.56%
Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		3.83%	3.11%
Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate				13.83%
Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			36.81%	32.50%
Coelce S.A. [Member] | Brazil [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate		6.13%	6.13%	6.10%
Other current liabilities		$ 2,798	$ 3,168		3,186
Other non-current liabilities		7,168	10,097		11,095
Coelce S.A. [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				10.43%
Other current liabilities					14,026
Other non-current liabilities					52,961
Coelce S.A. [Member] | Brazil [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				7.85%
Other current liabilities					6,603
Other non-current liabilities					13,328
Coelce S.A. [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				52.56%
Other current liabilities					117
Other non-current liabilities					3,633
Coelce S.A. [Member] | Brazil [Member] | Less Than Three Months [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		758	807		977
Coelce S.A. [Member] | Brazil [Member] | Less Than Three Months [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					3,259
Coelce S.A. [Member] | Brazil [Member] | Less Than Three Months [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					1,690
Coelce S.A. [Member] | Brazil [Member] | Less Than Three Months [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					29
Coelce S.A. [Member] | Brazil [Member] | Later than three months [member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		2,040	2,361		2,210
Coelce S.A. [Member] | Brazil [Member] | Later than three months [member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					10,768
Coelce S.A. [Member] | Brazil [Member] | Later than three months [member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					4,913
Coelce S.A. [Member] | Brazil [Member] | Later than three months [member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					88
Coelce S.A. [Member] | Brazil [Member] | One to two years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		2,478	2,839		2,645
Coelce S.A. [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					14,291
Coelce S.A. [Member] | Brazil [Member] | One to two years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					6,185
Coelce S.A. [Member] | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					117
Coelce S.A. [Member] | Brazil [Member] | Two to three years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		2,041	2,509		2,368
Coelce S.A. [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					13,213
Coelce S.A. [Member] | Brazil [Member] | Two to three years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					5,767
Coelce S.A. [Member] | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					117
Coelce S.A. [Member] | Brazil [Member] | Three to four years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		1,449	2,067		2,092
Coelce S.A. [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					12,134
Coelce S.A. [Member] | Brazil [Member] | Three to four years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					1,376
Coelce S.A. [Member] | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					117
Coelce S.A. [Member] | Brazil [Member] | Four to five years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		784	1,467		1,723
Coelce S.A. [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					7,792
Coelce S.A. [Member] | Brazil [Member] | Four to five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					117
Coelce S.A. [Member] | Brazil [Member] | Over five years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		$ 416	$ 1,215		2,266
Coelce S.A. [Member] | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					5,532
Coelce S.A. [Member] | Brazil [Member] | Over five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					3,165
Celg Distribuicao SA [Member] | Brazil [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		7.00%
Other current liabilities		$ 2,696
Other non-current liabilities		$ 5,414
Celg Distribuicao SA [Member] | Brazil [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		6.80%
Other current liabilities		$ 7,896
Other non-current liabilities		$ 35,403
Celg Distribuicao SA [Member] | Brazil [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		11.49%
Other current liabilities		$ 41,952
Other non-current liabilities		153,725
Celg Distribuicao SA [Member] | Brazil [Member] | Less Than Three Months [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		721
Celg Distribuicao SA [Member] | Brazil [Member] | Less Than Three Months [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		2,013
Celg Distribuicao SA [Member] | Brazil [Member] | Less Than Three Months [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		10,786
Celg Distribuicao SA [Member] | Brazil [Member] | Later than three months [member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		1,975
Celg Distribuicao SA [Member] | Brazil [Member] | Later than three months [member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		5,883
Celg Distribuicao SA [Member] | Brazil [Member] | Later than three months [member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		31,166
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		1,070
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		4,859
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		38,772
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		1,026
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		4,638
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		35,591
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		983
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		4,651
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		32,411
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		939
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		4,179
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		29,231
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | Centrais Eletricas Brasileiras [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		1,396
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		17,076
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | FIDC Séries A y B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		$ 17,720
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		0.25%	0.25%
Other current liabilities		$ 3,871	$ 3,180
Other non-current liabilities		52,050	50,660
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Less Than Three Months [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		663
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Later than three months [member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities		3,208	3,180
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | One to two years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		5,080	3,167
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Two to three years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		2,759	3,167
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Three to four years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		15,553	3,167
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Four to five years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		4,095	3,167
Enel Generacion Costanera S A Ex Endesa Costanera S A | Argentina [Member] | Over five years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities		$ 24,563	$ 37,992
Hidroinvest S.A. [Member] | Argentina [Member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign		Foreign
Nominal Interest Rate			2.53%	2.53%
Other current liabilities			$ 276		277
Hidroinvest S.A. [Member] | Argentina [Member] | Less Than Three Months [Member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities			$ 276		1
Hidroinvest S.A. [Member] | Argentina [Member] | Later than three months [member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					276
Ampla Energia S A | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				9.08%
Other current liabilities					42,066
Other non-current liabilities					131,662
Ampla Energia S A | Brazil [Member] | Less Than Three Months [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					10,097
Ampla Energia S A | Brazil [Member] | Later than three months [member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					31,968
Ampla Energia S A | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					41,619
Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					33,537
Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					26,154
Ampla Energia S A | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					17,961
Ampla Energia S A | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					12,392
Enel Cien [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				8.33%
Other current liabilities					1,643
Other non-current liabilities					4,945
Enel Cien [Member] | Brazil [Member] | Less Than Three Months [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					420
Enel Cien [Member] | Brazil [Member] | Later than three months [member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					1,223
Enel Cien [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					1,541
Enel Cien [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					1,439
Enel Cien [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					1,336
Enel Cien [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					630
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				0.25%
Other current liabilities					3,321
Other non-current liabilities					48,858
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less Than Three Months [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					831
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Later than three months [member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					2,490
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					8,182
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Two to three years [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					2,524
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Three to four years [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					2,652
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Four to five years [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					2,728
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Over five years [Member] | Mitsubishi (Secured debt) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					32,772
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate				23.59%
Other current liabilities					23,042
Other non-current liabilities					7,096
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less Than Three Months [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					3,306
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Later than three months [member] | Other [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current liabilities					19,736
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | One to two years [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					6,137
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Two to three years [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other non-current liabilities					$ 959